[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

        November 19, 2020

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	The GDL Fund – N-2 Filing

Ladies & Gentlemen:

On behalf of The GDL Fund (the “Fund”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Registration Statement on Form N-2 (the “Registration Statement”).

A fee of $21,820 to cover the registration fee under the Securities Act has been paid.

This Registration Statement is being filed pursuant to Rule 415(a)(6) under the Securities Act to continue the Fund’s existing Rule 415(a)(x) shelf program and is being filed pursuant to General Instruction A.2. of Form N-2. For purposes of this initial filing, the Fund has omitted incorporating by reference the information required by Item 4 and Item 24 of Form N-2. The Fund anticipates that it will incorporate the information required by Items 4 and 24 of Form N-2 by reference into the Registration Statement in a pre-effective amendment thereto, at which time the Fund will also file the related consents of the Fund’s current independent registered public accounting firm as exhibits to such filing.

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Securities and Exchange Commission

November 19, 2020

If you have any questions or require any further information with respect to this Registration Statement, or any other matter relating to the Fund, please do not hesitate to contact me at (617) 573-4836.

Sincerely,

/s/ Kenneth E. Burdon

Kenneth E. Burdon